Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
Significant accounting policies
2.	Significant accounting policies

2.1	Basis of preparation –

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments designated at fair value through other comprehensive income (OCI) and derivative financial instruments that have been measured at fair value. The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in fair value attributable to the risks that are being hedged in effective hedge relationships. The consolidated financial statements are presented in Soles and all values are rounded to the nearest thousand (S/000), except when otherwise indicated.

The consolidated financial statements provide comparative information in respect of the previous period or periods. There are certain standards and amendments applied for the first time by the Group during 2023 that did not require the restatement of previous financial statements, as explained in note 2.3.17.

2.2

Basis of consolidation -

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if it has: (i) power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee), (ii) exposure, or rights, to variable returns from its involvement with the investee, and (iii) the ability to use its power over the investee to affect its returns.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

The accounting policies into line with the Group´s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

2.3	Summary of significant accounting policies -

2.3.1	Cash and cash equivalents -

Cash and cash equivalents presented in the statement of financial position and statement of cash flows comprise cash at banks and on hand and short-term deposits with an original maturity of three months or less.

2.3.2	Financial instruments-initial recognition and subsequent measurement –

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Financial assets -

Initial recognition and measurement -

Financial assets are classified at initial recognition as measured at amortized cost, fair value through OCI or fair value through profit or loss.

The Group’s financial assets include cash and cash equivalents, commercial and other receivables and financial assets at fair value through OCI.

Subsequent measurement -

For purposes of subsequent measurement, financial assets are classified into the following categories:

-	Financial assets at amortized cost (debt instruments).

-	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments).

-	Financial assets designated at fair value through OCI without recycling of cumulative gains and losses upon derecognition (equity instruments).

-	Financial assets at fair value through profit or loss.

The classification depends on the business model of the Company and the contractual terms of the cash flows.

Financial assets at amortized cost (debt instruments) -

The Group measures financial assets at amortized cost if both of the following conditions are met:

-	The financial asset is held within a business model with the objective to collect contractual cash flows and not sale or trade it, and,

-	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

Financial assets are not reclassified after their initial recognition, except if the Group changes its business model for its management.

As of December 31, 2023, 2022 and 2021, the Group held trade and other receivables in this category; because they meet the conditions described above.

Financial assets at fair value through OCI (equity instruments) -

Upon initial recognition, the Group can elect to irrevocably classify its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

As of December 31, 2023, 2022 and 2021 the Group elected to classify irrevocably its non-listed equity investments under this category.

(ii)	Impairment of financial assets -

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Group considers a financial asset in default when contractual payments are 360 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(iii)	Financial liabilities -

Initial recognition and measurement -

Financial liabilities are classified at initial recognition as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, interest-bearing loans and borrowings.

Subsequent measurement -

The subsequent measurement of financial liabilities depends on their classification, the Group maintains Loans and Borrowings, which accounting treatment is explained below:

After their initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in the consolidated statement of profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statement of profit or loss.

As of December 31, 2023, 2022 and 2021, the Group included trade and other payables and financial liabilities in this category, for more information refer to notes 11 and 13.

Derecognition -

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expired. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amount is recognized in the consolidated statement of profit or loss.

(iv)	Derivative financial instruments and hedge accounting –

The Group used derivative financial instruments, cross currency swaps (CCS), to hedge its foreign currency exchange rate risk. These derivative financial instruments are initially recognized at their fair values on the date on which the derivative contract is entered into and subsequently are remeasured at their fair value. Derivatives are accounted for as financial assets when their fair value is positive and as financial liabilities when their fair value is negative.

For the purpose of hedge accounting, hedges are classified as:

-	Fair value hedges when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment.

-	Cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognized firm commitment.

-	Hedges of a net investment in a foreign operation.

At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship to which the Group wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.

The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the Group will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Such hedges expect to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine that they have been highly effective throughout the financial reporting periods for which they were designated.

A hedging relationship qualifies for hedge accounting if it meets all the following effectiveness requirements:

-	There is ‘an economic relationship’ between the hedged item and the hedging instrument.

-	The effect of credit risk does not ‘dominate the value changes’ that result from that economic relationship.

-	The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group hedges and the quantity of the hedging instrument that the Group uses to hedge that quantity of hedged item.

Cash flow hedges

Any gains or losses arising from changes in the fair value of derivatives is taken directly to profit or loss, except for the effective portion of cash flow hedges, which is recognized in OCI and later reclassified to profit or loss when the hedge item affects profit or loss.

For any other cash flow hedges, the amount accumulated in OCI is reclassified to profit or loss as a reclassification adjustment in the same period or periods during which the hedged cash flows affect profit or loss.

In the case that the cash flow hedge is discontinued, the amount accumulated in other comprehensive income must remain in other comprehensive income accumulated if the covered cash flows are still expected to occur. Otherwise, the amount will be immediately reclassified to profit or loss as a reclassification adjustment. After discontinuation, once the hedged cash flows are given, any amount that remains in other comprehensive accumulated results must be recorded considering the nature of the underlying transaction.

The Group maintained derivative financial instruments, cross currency swaps, to hedge its foreign currency exchange rate risk, these instruments were maintained until February 2023, date when there were paid in foreign currency. These derivative financial instruments were initially recognized at their fair values on the date on which the derivative contract was entered into and subsequently were remeasured at their fair value. Derivatives are accounted for as financial assets when their fair value is positive and as financial liabilities when their fair value is negative, variation ay fair value were registered in equity.

As of December 31, 2023, the Group did not maintain derivative financial instruments.

(v)	Fair value measurement -

The Group measures financial instruments such as derivatives, and equity investments, at fair value at each period end.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-	In the principal market for the asset or liability, or

-	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value accounting hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

-	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

-	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group’s management determines the policies and procedures for recurring and non-recurring fair value measurements.

At each reporting date, the Financial Management analyzes the changes in the values of the assets and liabilities that must be measured or determined on a recurring and non-recurring basis according to the Group’s accounting policies. For this analysis, Management contrasts the main variables used in the latest assessments made with updated information available from valuations included in contracts and other relevant documents.

Management also compares the changes in the fair value of each asset and liability with the relevant external sources to determine whether the change is reasonable.

For purposes of disclosure of fair value, the Group has determined classes of assets and liabilities based on the inherent nature, characteristics and risks of each asset and liability, and the level of the fair value accounting hierarchy as explained above, see note 26(b).

2.3.3	Foreign currencies -

The functional and presentation currency for the consolidated financial statements of the Group is soles, which is also the functional currency for its subsidiaries.

Transactions and balances

Transactions in foreign currencies are initially recorded at their respective functional currency spot rates at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

2.3.4	Inventories -

Inventories are valued at the lower of cost or net realizable value. Costs incurred in bringing each product to its present location and conditions are accounted for as follows:

Raw materials, spare parts and supplies

-	Initially at cost and are recorded at the lower of cost and net realizable value.

Finished goods and work in progress

-	Cost of direct materials and supplies, services provided by third parties, direct labor and a proportion of manufacturing overheads is based on normal operating capacity, excluding borrowing costs and exchange currency differences.

Inventory in transit

-	Cost.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated cost of completion and the estimated costs of inventory necessary to make the sale.

2.3.5	Borrowing costs -

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the respective asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Where the funds used to finance a project form part of general borrowings, the amount capitalized is calculated using a weighted average of interest rates applicable to relevant general borrowings of the Group during the period. All other borrowing costs are recognized in the consolidated statement of profit or loss in the period in which they are incurred.

2.3.6	Property, plant and equipment -

Property, plant and equipment is stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the cost of replacing component parts of the property, plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met, see note 2.3.5. The capitalized value of a finance lease is also included within property, plant and equipment. When significant parts of plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them separately based on their specific useful lives. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized as operation cost or expense in profit or loss as incurred.

The present value of the expected cost for the decommissioning of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met. Refer to significant accounting judgments, estimates and assumptions, see note 3, and quarry rehabilitation cost provisions, see note 12.

Depreciation of assets is determined using the straight-line method over the estimated useful lives of such assets as follows:

Years

Buildings and other construction:
Administrative facilities	Between 20 and 51
Main production structures	Between 20 and 56
Minor production structures	Between 20 and 35
Machinery and equipment:
Mills and horizontal furnaces	Between 24 and 45
Vertical furnaces, crushers and grinders	Between 23 and 36
Electricity facilities and other minors	Between 10 and 35
Furniture and fixtures	10
Transportation units:
Heavy units	Between 5 and 15
Light units	Between 5 and 10
Computer equipment	Between 3 and 10
Tools	Between 5 and 10

The asset’s residual value, useful lives and methods of depreciation are reviewed at each reporting period and adjusted prospectively if appropriate.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of profit or loss when the asset is derecognized.

2.3.7	Mining concessions -

Mining concessions correspond to the exploration rights in areas of interest acquired. Mining concessions are stated at cost, net of accumulated amortization and/or accumulated impairment losses, if any, and are presented within the “Property, plant and equipment” caption of consolidated statement of financial position. Those mining concessions are amortized following the straight-line method. In the event the Group abandons the concession, the costs associated, see note 9(b), are written-off in the consolidated statement of profit or loss.

For the years ended December 31, 2023, 2022 and 2021, mining concessions of the Group correspond to areas that contain raw material necessary for cement production.

2.3.8	Quarry development costs and stripping costs -

Quarry development costs -

Quarry development costs incurred are stated at cost and are the next step in development of quarries after the exploration and evaluation stage. Quarry development costs are, upon commencement of the production phase, presented net of accumulated amortization and/or accumulated impairment losses, if any, and are presented within the property, plant and equipment caption. The amortization is calculated using the straight-line method based on the useful life of the quarry to which it relates. Expenditures that significantly increase the economic life of the quarry under exploitation are capitalized.

Stripping costs -

Stripping costs incurred in the development of a mine before production commences are capitalized as part of mine development costs and subsequently amortized over the life of the mine on a units-of-production basis, using the proved reserves.

Stripping costs incurred subsequently during the production phase of its operation are recorded as part of cost of production.

2.3.9	Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred. The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the economic useful life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of profit or loss in the expense category that is consistent with the function of the intangible assets.

The Group’s intangible assets with finite useful lives are amortized over an average term between three and ten years.

Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss.

Exploration and evaluation assets -

Exploration and evaluation activity involve the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activity include:

-	Researching and analyzing historical exploration data.

-	Gathering exploration data through geophysical studies.

-	Exploratory drilling and sampling.

-	Determining and examining the volume and grade of the resource.

-	Surveying transportation and infrastructure requirements.

-	Conducting market and finance studies.

Once the legal right to explore has been acquired, exploration and evaluation costs are charged to the consolidated statement of profit or loss, unless management concludes that a future economic benefit is more likely than not to be realized, in which case such costs are capitalized, see note 10(b). These costs include directly attributable employee remuneration, materials and fuel used, surveying costs, drilling costs and payments made to contractors.

In evaluating if costs meet the criteria to be capitalized, several different sources of information are used, including the nature of the assets, extension of the explored area and results of sampling, among others. The information that is used to determine the probability of future benefits depends on the extent of exploration and evaluation that has been performed.

Exploration and evaluation costs are capitalized when the exploration and evaluation activity is within an area of interest for which it is expected that the costs will be recouped by future exploitation and active and significant operations in relation to the area are continuing or planned for the future.

All capitalized exploration and evaluation costs are monitored for indications of impairment. Where a potential impairment indicator is identified, an assessment is performed for each area of interest in conjunction with the group of operating assets (representing a cash generating unit) to which the exploration is attributed.

The Group assesses at each reporting date whether there is an indication that exploration and evaluation assets may be impaired, see note 10(c).

2.3.10	Ore reserve and resource estimates -

Ore reserves are estimates of the amount of ore that can be economically and legally extracted from the Group’s mining properties and concessions. The Group estimates its ore reserves and mineral resources, based on information compiled by appropriately qualified persons relating to the geological data on the size, depth and shape of the ore body, and requires complex geological judgments to interpret the data. The estimation of recoverable reserves is based upon factors such as estimates of foreign exchange rates, commodity prices, future capital requirements, and production costs along with geological assumptions and judgments made in estimating the size and grade of the ore body. Changes in the reserve or resource estimates may impact upon the carrying value of exploration and evaluation assets, provision for quarry rehabilitation and depreciation and amortization charges.

2.3.11	Provisions -

General -

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in profit or loss net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects where appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as finance cost in the consolidated statement of profit or loss.

Quarry rehabilitation provision -

The Group records the present value of estimated costs of legal and constructive obligations required to restore operating locations in the period in which the obligation is incurred. Quarry rehabilitation costs are provided at the present value of expected costs to settle the obligation using estimated cash flows and are recognized as part of the cost of that particular asset. The cash flows are discounted at a current risk-free rate. The unwinding of the discount is expensed as incurred and recognized in the consolidated statement of profit or loss as a finance cost. The estimated future costs of quarry rehabilitation are reviewed annually and adjusted as appropriate. Changes in the estimated future costs or in the discount rate applied are added to or deducted from the cost of the asset.

Environmental expenditures and liabilities -

Environmental expenditures that relate to current or future revenues are expensed or capitalized as appropriate. Expenditures that relate to an existing condition caused by past operations and do not contribute to current or future earnings are expensed.

Liabilities for environmental costs are recognized when a clean-up is probable, and the associated costs can be reliably estimated. Generally, the timing of recognition of these provisions coincides with the commitment to a formal plan of action or, if earlier, on divestment or on closure of inactive sites.

The amount recognized is the best estimate of the expenditure required. Where the liability will not be settled for a number of years, the amount recognized is the present value of the estimated future expenditure.

2.3.12	Employees benefits -

The Group has short-term obligations for employee benefits including salaries, severance contributions, legal bonuses, performance bonuses and profit sharing. These obligations are recorded monthly on an accrual basis.

Additionally, the Group has a long-term incentive plan for key management. This benefit is settled in cash, measured on the salary of each officer and upon fulfilling certain conditions such as years of experience within the Group and permanency. The Group recognizes the long-term obligation at its present value at the end of the reporting period using the projected credit unit method. To calculate the present value of these long-term obligations the Group uses a government bond discount rate at the date of the consolidated financial statements. This liability is annually reviewed on the date of the consolidated financial statements, and the accrual updates and the effect of changes in discount rates are recognized in the consolidated statement of profit or loss.

2.3.13	Revenue recognition -

The Group is dedicated to the production and trading of cement, concrete, blocks and other minors, as well as trade of construction supplies. These goods are sold in contracts with customers.

Revenue is measured at the fair value of the consideration received or receivable, considering contractually defined terms of payment and excluding taxes or duties.

The following specific recognition criteria must also be met before revenue is recognized:

Sales of goods -

Revenue from sale of goods is recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the goods.

The Group considers whether there are other terms in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. In determining the transaction price for the sale of goods, the Group considers the effects of variable consideration, the existence of significant financing components, noncash consideration, and consideration payable to the customer (if any).

Rendering of services -

In the business segments cement, concrete, blocks and construction supplies, the Group provides transportation services. These services are sold together with the sale of the goods to the customer.

Transportation services are satisfied when the transport service is concluded, which coincides with the moment of delivery of the goods to the customers.

2.3.14	Taxes -

Current income tax -

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in Peru, where the Group operates and generates taxable income.

Deferred tax -

Deferred tax is determinated on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and unused tax losses.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax related to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.

2.3.15	Treasury shares-

Own equity instruments which are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in the consolidated statement of profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments.

2.3.16	Impairment of non-financial assets –

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required (goodwill and Intangible assets with indefinite useful lives), the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s (CGU) fair value less costs of disposal and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Group supports its impairment calculation by using detailed budgets and forecast calculations, which are prepared separately for each of the Group´s CGUs to which the individual assets are allocated.

Impairment losses related to continuing operations, including impairment on inventories, are recognized in the consolidated statement of profit or loss in expense categories consistent with the function of the impaired asset.

In addition, an assessment is made at each reporting date to determine whether there is any indication that previously recognized impairment losses may no longer exist or have decreased. If such an indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statement of profit or loss.

Exploration and evaluation assets are tested for impairment annually as of December 31, either individually or at the cash-generating unit level, as appropriate, and when circumstances indicate that the carrying value may be impaired.

As of December 31, 2023 and 2022 there were no signs of impairment for long-lived assets.

2.3.17	New amended standards and interpretations –

The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2023. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Definition of Accounting Estimates - Amendments to IAS 8

The amendments to IAS 8 clarify the distinction between changes in accounting estimates, changes in accounting policies and the correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates.

The amendments had no impact on the Group’s consolidated financial statements.

Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

The amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements provide guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their material accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.

The amendments have had an impact on the Group’s disclosures of accounting policies, but not on the measurement, recognition or presentation of any items in the Group’s financial statements.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

The amendments to IAS 12 Income Tax narrow the scope of the initial recognition exception, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences such as leases and decommissioning liabilities.

The amendments had no impact on the Group’s consolidated financial statements.